UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6385

Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.1% (5.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 4,735	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 3,835,492
1,650	5.750%, 6/01/34	6/17 at 100.00	BBB	1,262,201
8,450	5.875%, 6/01/47	6/17 at 100.00	BBB	6,081,042
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	112,885
	Series 2002, 5.375%, 5/15/33
14,950	Total Consumer Staples			11,291,620
	Education and Civic Organizations – 14.7% (10.2% of Total Investments)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,661,121
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,879,745
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	925,980
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,494,488
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,499,659
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A	1,364,048
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,022,480
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,520,775
	2006, 5.000%, 12/01/44 – NPFG Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	Aa1	1,256,136
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	Aa1	3,274,110
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	A1	1,556,146
	AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	A+	878,688
	FGIC Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A+	1,265,352
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	A+	2,688,907
22,420	Total Education and Civic Organizations			23,287,635
	Health Care – 23.4% (16.2% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/10 at 100.00	Baa1	1,991,000
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	3,387,430
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System,	8/10 at 100.00	A	1,001,120
	Series 1997, 5.625%, 2/15/17 – NPFG Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	2,138,580
	6.000%, 1/01/32
3,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A–	2,923,650
	Series 2002A, 5.625%, 8/15/32
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	254,505
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	309,210
1,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	1,010,920
	2005, 5.000%, 11/01/40
2,455	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	A	2,617,840
	5.250%, 5/15/16 – FGIC Insured
1,000	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	1,012,080
	Partners, Refunding Series 2002, 5.375%, 10/01/30
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999:
2,000	5.375%, 11/15/29 – AMBAC Insured	11/10 at 100.50	N/R	2,013,500
120	5.375%, 11/15/39 – AMBAC Insured	11/10 at 100.50	N/R	120,457
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	811,337
	Inc., Series 2006, 5.250%, 5/15/21
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,538,040
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,555,250
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,424,466
1,315	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/18 at 100.00	Aa2	1,392,375
	Health System Obligated Group, Series 2008A, 5.000%, 1/01/25
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AAA	1,202,832
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	1,605,285
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
2,700	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	3,234,492
	Obligated Group, Tender Option Bond Trust 3551, 19.487%, 1/01/39 (IF)
830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	842,135
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,163,280
	5.250%, 11/15/36
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	616,644
	5.750%, 12/01/35
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	N/R	1,827,913
	2001, 5.750%, 10/01/21 – RAAI Insured
35,715	Total Health Care			36,994,341
	Housing/Multifamily – 6.3% (4.4% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/10 at 100.00	Aaa	1,386,343
	Series 1994A, 5.950%, 2/20/30
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,530,069
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,279,633
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/10 at 100.00	Aa2	985,552
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	829,648
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
775	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	776,713
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,200	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	1,182,312
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
9,870	Total Housing/Multifamily			9,970,270
	Housing/Single Family – 2.4% (1.7% of Total Investments)
1,140	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/10 at 100.00	Aaa	1,141,619
	Revenue Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)
655	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/10 at 100.00	Aaa	666,731
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – AGM Insured (Alternative Minimum Tax)
1,995	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	2,000,327
	9/01/31 (Alternative Minimum Tax)
3,790	Total Housing/Single Family			3,808,677
	Industrials – 1.2% (0.8% of Total Investments)
785	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	N/R	708,690
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
1,240	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	11/10 at 100.00	N/R	1,185,428
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
2,025	Total Industrials			1,894,118
	Materials – 1.3% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,125,160
	4.500%, 12/01/15
	Tax Obligation/General – 39.8% (27.6% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – NPFG Insured	12/12 at 100.00	Aa1	1,468,202
1,200	5.000%, 12/01/22 – NPFG Insured	12/12 at 101.00	Aa1	1,290,288
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,577,550
	2005, 5.000%, 12/01/30 – AGM Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,112,680
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,886,416
	5.250%, 6/01/21 – AGM Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AAA	1,056,100
	2004, 5.000%, 12/01/22 – AGM Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,310,232
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	Aa2	1,115,060
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,085,360
	Bonds, Series 2003, 5.000%, 12/01/22 – AGM Insured
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,024,040
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa3	1,250,950
	2005, 5.000%, 12/01/24 – NPFG Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,008,783
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	1,594,995
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	No Opt. Call	Aa1	1,425,270
	5.125%, 12/01/36
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	7,258,819
	AGM Insured
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1	1,960,334
	Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1	3,225,540
	5.000%, 12/01/25 – NPFG Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,656,807
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa2	1,247,093
	5.000%, 12/01/22 – NPFG Insured
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	863,280
	5.000%, 12/01/25 – FGIC Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	A1	2,010,940
	12/01/29 – FGIC Insured
1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	1,646,229
	(WI/DD, Settling 6/10/10)
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	534,093
	2006, 5.000%, 12/01/25 – AGM Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	532,655
	Series 2007, 5.000%, 12/01/31
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%,	12/12 at 100.00	Baa1	1,569,722
	12/01/21 – NPFG Insured
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,407,348
	5.250%, 12/01/36
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa1	688,186
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	A1	1,040,970
	5.000%, 12/01/28 – FGIC Insured
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	1,043,970
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,127,320
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AA+	521,745
	Bonds, Series 2008, 5.000%, 12/01/36
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,619,460
	12/01/22 – FGIC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aa1	293,846
	Series 2000, 6.000%, 12/01/20 – FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – FGIC Insured	12/11 at 100.00	AA	1,495,705
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	Aaa	2,108,220
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	8/10 at 100.00	Aaa	70,312
	1996, 5.950%, 12/01/21
100	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	104,955
	5.250%, 12/01/36 – AGC Insured
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	683,748
	School Improvment Series 2009, 5.125%, 12/01/37
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,772,888
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,264,091
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,046,660
	12/01/28 – NPFG Insured
59,480	Total Tax Obligation/General			63,000,862
	Tax Obligation/Limited – 16.1% (11.2% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	1,412,154
	12/01/25 – AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	Aaa	3,195,030
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,151,673
	5.000%, 12/01/18 – FGIC Insured
4,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	4,723,279
	AMBAC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	Aa3	1,022,190
	6/01/26 – NPFG Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	A1	1,037,640
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	A1	1,025,960
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	854,784
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA	2,961,792
	Project, Series 2004A, 5.250%, 4/01/15 – NPFG Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,100,030
	5.000%, 6/01/16
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	5,355,235
	2009A, 0.000%, 8/01/34
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,697,220
	2010A, 0.000%, 8/01/35
48,600	Total Tax Obligation/Limited			25,536,987
	Transportation – 3.4% (2.4% of Total Investments)
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	3,000,930
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,368,100
5,000	Total Transportation			5,369,030
	U.S. Guaranteed – 17.5% (12.2% of Total Investments) (4)
2,030	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002, 5.250%, 12/01/21	12/12 at 101.00	Aa1 (4)	2,271,347
	(Pre-refunded 12/01/12)
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (4)	1,156,990
	12/01/14 – SYNCORA GTY Insured (ETM)
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	N/R (4)	2,137,640
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – MBIA Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000,	12/10 at 101.00	Aa1 (4)	1,037,460
	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FGIC Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,095,220
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (4)	859,910
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited Tax	12/10 at 101.00	AA (4)	1,307,729
	General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22
	(Pre-refunded 12/01/10)
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa1 (4)	504,560
	Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
1,225	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,423,413
	Quality Project, Series 2005B, 5.000%, 6/01/25 (Pre-refunded 6/01/15)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	1,513,341
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	3,889,805
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,134,040
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – MBIA Insured
1,670	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,731,707
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation	12/11 at 100.00	Aa2 (4)	3,030,760
	Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	N/R (4)	1,530,540
	Health System, Series 2000, 6.375%, 10/01/20 (Pre-refunded 10/01/10)
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AA– (4)	2,090,640
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured
25,430	Total U.S. Guaranteed			27,715,102
	Utilities – 8.1% (5.6% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	2,583,025
	Series 2008A, 5.250%, 2/15/43
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	4,083,759
	Series 2002, 5.000%, 2/15/22 – NPFG Insured
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A	621,501
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A	562,283
3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership	10/10 at 100.00	N/R	2,612,850
	Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)
800	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	A1	297,848
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	2,105,940
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
16,560	Total Utilities			12,867,206
	Water and Sewer – 2.6% (1.8% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	438,897
	AMBAC Insured
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,165,100
	1993G, 5.500%, 1/01/21 – NPFG Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	7/10 at 100.00	Aa1	40,100
	1996H, 5.750%, 1/01/26 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,323,383
200	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	200,868
	SYNCORA GTY Insured
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	570,602
	Series 2008, 5.000%, 6/01/28 – AGM Insured
275	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	303,265
	Quality Project, Series 2005B, 5.000%, 6/01/25
3,690	Total Water and Sewer			4,042,215
$ 249,530	Total Investments (cost $218,330,757) – 143.9%			227,903,223
	Other Assets Less Liabilities – 2.2%			3,424,841
	Auction Rate Preferred Shares, at Liquidation Value – (46.1)% (5)			(73,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 158,328,064

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$227,903,223	$ —	$227,903,223

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $218,185,546.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$12,376,647
Depreciation	(2,658,970)
Net unrealized appreciation (depreciation) of investments	$ 9,717,677

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010